Fair Value Measurements (Fair Value Techniques) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	$ 334	$ 127
Customer Financing Notes Receivable	272	609
Short-term Debt	1,469	392
Long-term debt (excluding capitalized leases)	43,996	27,067
Long-term liabilities	508	362
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	314	121
Customer Financing Notes Receivable	265	596
Short-term Debt	1,469	392
Long-term debt (excluding capitalized leases)	44,003	29,180
Long-term liabilities	467	330
Level 1 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0	0
Customer Financing Notes Receivable	0	0
Short-term Debt	0	0
Long-term debt (excluding capitalized leases)	0	0
Long-term liabilities	0	0
Level 2 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	314	121
Customer Financing Notes Receivable	265	596
Short-term Debt	1,258	300
Long-term debt (excluding capitalized leases)	43,620	28,970
Long-term liabilities	467	330
Level 3 | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables	0	0
Customer Financing Notes Receivable	0	0
Short-term Debt	211	92
Long-term debt (excluding capitalized leases)	383	210
Long-term liabilities	$ 0	$ 0